Summary of Significant Accounting Policies	12 Months Ended
Feb. 29, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) Basis of presentation and consolidation

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b) Principles of consolidation

The Company evaluates the need to consolidate certain VIEs of which the Company is the primary beneficiary. In determining whether the Company is the primary beneficiary, the Company considers if the Company (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. If deemed the primary beneficiary, the Company consolidates the VIE.

Determining whether the Company is the primary beneficiary in the VIE arrangement between the WFOE and the VIE entities requires a careful evaluation of the facts and circumstances, including whether the contractual agreements are substantive under the applicable legal and financial reporting frameworks, i.e. PRC law and US GAAP. The Company continually reviews its corporate governance arrangements to ensure that the contractual agreements are in fact valid and legally enforceable and therefore are indeed substantive.

The Company has also considered conflicts of interest arisen from the contractual arrangements. Mr. Tian is the nominal shareholder of the VIEs, and Mr. Tian is also the controlling shareholder and the largest shareholder of the Company. The interests of Mr. Tian as the nominal shareholder of the VIEs may differ from the interests of the Company as a whole, since Mr. Tian is only one of the beneficial shareholders of the Company. The Company relies on Mr. Tian, as a director of the Company, to fulfill his fiduciary duties and abide by laws of the PRC and Cayman Islands and act in the best interest of the Company. The Company believes Mr. Tian will not act contrary to any of the contractual arrangements and the call option agreement provides the Company with a mechanism to remove Mr. Tian as a nominal shareholder of the VIEs should he act to the detriment of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and Mr. Tian, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

The VIEs Arrangement

The Company consolidates Four Seasons Investment, Shanghai Four Seasons and their subsidiaries as variable interest entities and referred to them as “the VIEs” in the Company’s consolidated financial statements. PRC laws and regulations currently require foreign entity that invests in the education business in China to be an educational institution with certain qualifications and experience in providing high-quality education outside China. The Company is not an educational institution and does not provide education services. Therefore, the Company conduct the operation through the VIEs. In addition, the VIEs hold leases and other assets necessary to operate the Company’s schools and learning centers, employ teachers and generate substantially all of the Company’s total net revenue.

The Company, through its wholly owned subsidiary in China, Shanghai Fuxi Information Technology Service Co., Ltd, (the “WFOE”) has entered into the following contractual arrangements with the VIEs that enable the Company to (1) have power to direct the activities that most significantly affects the economic performance of the VIEs, and (2) receive the economic benefits of the VIEs that could be significant to the VIEs. Accordingly, the Company is considered the primary beneficiary of the VIEs and has consolidated the VIEs’ financial results of operations, assets and liabilities and cash flows in the Company’s consolidated financial statements.

Agreements that provide the Company with effective control over the VIEs include:

Call Option Agreement Pursuant to the call option agreement among the WFOE, Shanghai Four Seasons, Four Seasons Investment and the shareholders of Shanghai Four Seasons and Four Seasons Investment ("the VIE shareholders"), the VIE shareholders unconditionally and irrevocably granted the WFOE or its designee an exclusive option to purchase, to the extent permitted under PRC laws and regulations, all or part of the equity interests in the VIEs at nominal consideration which decided by the WFOE or the lowest consideration permitted by PRC laws and regulations under the circumstances where the WFOE or its designee is permitted under PRC laws and regulations to own all or part of the equity interests of VIEs. The WFOE has the sole discretion to decide when to exercise the option, and whether to exercise the option in part or in full. Without the WFOE’s written consent, the VIE shareholders may not sell, transfer, pledge or otherwise dispose of or create any encumbrance on any of VIEs’ assets or equity interests. The agreement can be terminated by the WFOE by giving a 30-day prior notice, but not by the VIEs or VIEs’ shareholders.

Voting Rights Proxy Agreement & Irrevocable Power of Attorney The VIE shareholders executed voting rights proxy agreement, appointing the WFOE, or any person designated by the WFOE, as their attorney-in-fact to (i) call and attend shareholders meeting of VIEs and execute relevant shareholders resolutions; (ii) exercise on his behalf all his rights as a shareholder of VIEs, including those rights under PRC laws and regulations and the articles of association of VIEs, such as voting, appointing, replacing or removing directors, (iii) submit all documents as required by governmental authorities on behalf of VIEs, (iv) assign the shareholding rights to VIEs, including receiving dividends, disposing of equity interest and enjoying the rights and interests during and after liquidation. The agreement will remain in effect unless the WFOE terminates the agreement by giving a written notice.

Equity Pledge Agreement The VIE shareholders agreed to pledge their equity interest in VIEs to the WFOE to secure the performance of the VIEs’ obligations under the series of contractual agreements and any such agreements to be entered into in the future. Without prior written consent of the WFOE, the VIE shareholders shall not transfer or dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. If any economic interests were received by means of their equity interests in the VIEs, such interests belong to the WFOE. The agreement can be early terminated by the WFOE by giving a 30-day prior notice, but not by the VIEs or VIEs’ shareholders.

Agreements that transfer economic benefits of VIEs to the Group include:

Exclusive Services Agreement Under the exclusive services agreement, the Company and the WFOE have the exclusive right to provide comprehensive technical and business support services to the VIEs. In particular, such services include conducting market research and offering strategic business advice, providing information technology services, providing advices on mergers and acquisitions, providing human resources management services, providing intellectual property licensing services, providing support for teaching activities and providing other services that the parties may mutually agree from time to time. In exchange, the VIEs pay annual service fees to the WFOE in the amount equivalent to all of their net income as confirmed by the WFOE. The WFOE has the right to adjust the service fee rates at its sole discretion based on the services provided and the operation conditions of VIEs. The agreement can be early terminated by the WFOE by giving a 30-day prior notice, but not by the VIEs or VIE shareholders.

The Voting Rights Proxy Agreement and Irrevocable Power of Attorney have conveyed all shareholder rights held by the VIEs' shareholders to the WFOE or any person designated by the WFOE, including the right to appoint executive directors of the VIEs to conduct day to day management of the VIEs' businesses, and to approve significant transactions of the VIEs. In addition, the Call Option Agreement provides the WFOE with a substantive kick-out right of the VIEs shareholders through an exclusive option to purchase all or any part of the shareholders' equity interest in the VIEs. The Equity Pledge Agreements further secure the obligations of the shareholders of the VIEs under the above agreements.

Because the Company, through the WFOE, has (i) the power to direct the activities of the VIEs that most significantly affect the entity's economic performance and (ii) the right to receive substantially all of the benefits from the VIEs, the Company is deemed the primary beneficiary of the VIEs. Accordingly, the Company has consolidated the VIEs’ financial results of operations, assets and liabilities in the Group's consolidated financial statements. The aforementioned agreements are effective agreements between a parent and consolidated subsidiaries, neither of which is accounted for in the consolidated financial statements or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Services Agreement Agreement).

The Company believes that the contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIEs;

•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIEs;

•	limit the Group’s business expansion in China by way of entering into contractual arrangements;

•	impose fines or other requirements with which the Company’s PRC subsidiaries and VIEs may not be able to comply;

•	require the Company or the Company’s PRC subsidiaries or VIEs to restructure the relevant ownership structure or operations; or
•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The following consolidated financial statement balances and amounts of the Company's VIEs and their subsidiaries, were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, its VIEs and VIEs’ subsidiaries.

	As at
	February 28,	February 29,
	2019	2020
	RMB	RMB	USD
ASSETS
Total current assets	149,274	108,009	15,451
Total non-current assets	272,277	302,448	43,265
TOTAL ASSETS	421,551	410,457	58,716

LIABILITIES
Total current liabilities	153,201	202,353	28,946
Total non-current liabilities	10,903	138,003	19,741
TOTAL LIABILITIES	164,104	340,356	48,687

	Year Ended
	February 28,	February 28,	February 29,
	2018	2019	2020
	RMB	RMB	RMB	USD
Total revenue	300,533	335,643	389,049	55,653
Operating income (loss)	79,863	24,929	(101,126)	(14,466)
Net income (loss)	63,489	25,834	(96,977)	(13,872)
Net cash provided by operating activities	88,619	119,185	54,778	7,834
Net cash used in investing activities	(11,812)	(151,373)	(29,206)	(4,178)
Net cash provided by financing activities	3,550	3,897	724	104

The VIEs contributed 100%, 100% and 100% of the Group's consolidated revenue for three years ended February 28, 2018, 2019 and February 29, 2020. As of February 28, 2019 and February 29, 2020, the VIEs accounted for an aggregate of 45.2% and 39.6% respectively, of the audited consolidated total assets, and 93.7% and 93.8% respectively, of the consolidated total liabilities. Total assets not associated with the VIEs mainly consist of cash and cash equivalents and investments under fair value.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIEs or entrustment loans to the VIEs.

The Group believes that there are no assets held in the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and the PRC statutory reserves. As the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs. Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends. Please refer to Note 18 for disclosure of restricted net assets.

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenue and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include assessment of useful lives of long-lived assets,  realization of deferred tax assets, impairment assessment of long-lived assets, intangible assets and goodwill, valuation of share-based compensation, fair value assessment of investments, assumptions used to determine the fair value of the assets acquired through business combination and incremental borrowing rate for lease. Actual results may differ materially from those estimates.

(d) Business combinations

The Group accounts for its business combinations using the acquisition method of accounting in accordance with ASC 805 “Business Combinations”. The cost of an acquisition is measured as the aggregate of the acquisition date fair values of the assets transferred and liabilities incurred by the Company to the sellers and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of (i) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. Alternatively, the excess of the (i) the fair value of the identifiable net assets of the acquire over (ii) the total costs of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree is recorded as a gain on bargain purchase. Business combinations occurred during the year ended February 28, 2019 are disclosed in Note 3.

(e) Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data. The Group has investments measured at fair value on a recurring basis at the end of each reporting period and classified as level 2 fair value measurements (see Note 2(l)). Various inputs for the investment valuation, including time value, volatility factors, current market and contractual prices for the underlying financial instruments, as well as other relevant economic measures, substantially are observable in the marketplace, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company's non-financial assets, which primarily consist of goodwill, intangible assets, property and equipment, and operating lease right-of-use assets, are not required to be measured at fair value on a recurring basis, and instead are reported at carrying value in its consolidated balance sheet. However, on a periodic basis or whenever events or changes in circumstances indicate that they may not be fully recoverable (and at least annually for goodwill), the respective carrying value of non-financial assets are assessed for impairment and, if ultimately considered impaired, are adjusted and written down to their fair value, as estimated based on consideration of external market participant assumptions. The fair values of these assets were determined based on Level 3 measurements, the related inputs of which included estimates of the amount and timing of the assets' net future discounted cash flows, based on historical experience and consideration of current trends, market conditions, and comparable sales, as applicable.

The following table presents the impairment charges recorded by the Group for assets measured at fair value on a non-recurring basis for the years ended February 28, 2018, 2019 and February 29, 2020:

	February 28,		February 28,		February 29,
	2018		2019		2020
	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date	Total Impairment Loss	Fair Value As of Impairment Date		Total Impairment Loss
	RMB	RMB	RMB	RMB	RMB	USD	RMB	USD
Property and equipment, net (Note 4)	—	—	—	—	—	—	764	109
Operating lease right-of-use assets	—	—	—	—	—	—	800	114
Intangible assets, net (Note 5)	—	—	—	—	—	—	30,804	4,406
Goodwill (Note 6)	—	—	—	557	17,022	2,435	114,612	16,395

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, accounts receivable and contract assets, amounts due from related parties, other receivables, short-term investments, amounts due to related parties and other current liabilities are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

(f) Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and affiliates incorporated outside the mainland China is the United States dollar (“US dollar” or “US$”). The functional currency of all the other subsidiaries and the VIEs is RMB.

Monetary assets and liabilities denominated in currencies other than the RMB are remeasured into RMB at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the RMB during the year are converted into RMB at the applicable rates of exchange prevailing on the day transactions occurred. Exchange gains and losses are recognized in the consolidated statements of operations.

Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenue, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustments and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income (loss).

(g) Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash, cash equivalents and restricted cash denominated in RMB amounted to RMB161,444 and RMB186,607 (US$26,694) as of February 28, 2019 and February 29, 2020, respectively.

(h) Convenience translation

The Group’s business is primarily conducted in China and almost all of the revenue is denominated in RMB. Translations of balances in the consolidated balance sheets, and the related consolidated statements of operations, comprehensive income (loss), shareholders’ equity and cash flows from RMB into US dollars as of and for the year ended February 29, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.9906, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on February 28, 2020. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on February 29, 2020, or at any other rate.

(i) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank, time deposits with original maturities of three months or less when purchased and floating rate financial instruments which are unrestricted as to withdrawal or use. The carrying value of cash equivalents approximates market value.

(j) Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Allowance is reversed when the underlying balance of doubtful accounts are subsequently collected. The balances of accounts receivable and contract assets and other receivables are written off when the Group determines that the balance is uncollectible. There was no allowance recorded during the years ended February 28, 2018 and 2019. The Group recognized RMB215(US$31) and RMB5,052(US$722) allowance for accounts receivable and contract assets and other receivables, deposits and other assets during the year ended February 29, 2020, respectively.

(k) Restricted cash

The Group's restricted cash represents deposits restricted as to withdrawal or use under government regulations. Restricted cash is classified as non-current based on when the deposits will be released in accordance with the terms of the respective agreements with the banks and governing authorities.

(l) Investments

The Group's investments consist of wealth management products and investments under fair value. Wealth management products are mainly deposits placed with financial institutions with original maturities greater than three months, but less than twelve months. The Group classifies the wealth management products as held-to-maturity securities. The investments under fair value pertain to structured products in fund-linked notes. The Group elects to adopt the fair value option in accordance with ASC 825 Financial Instruments to record the investments at fair value in long-term investments under fair value in the consolidated balance sheets. Changes in the fair value of the investments are recorded as other (income) expense, net in the consolidated statements of operations. For the year ended February 28, 2018, the fair value change was immaterial as the investment was newly purchased in the end of February 2018. Loss of RMB4,783 and income of RMB11,134(US$1,593) on fair value changes were recorded in the consolidated statements of operations for the year ended February 28, 2019 and February 29, 2020, respectively.

(m) Property and equipment, net

Property and equipment is generally stated at historical cost and depreciated on a straight-line basis over the estimated useful lives of the assets. Depreciation and amortization expense of long-lived assets is included in either cost of revenue or selling, general and administrative expenses, as appropriate. Property and equipment consists of the following and depreciation is calculated on a straight-line basis over the following estimated useful lives:

Electronic equipment	3 - 5 years
Office equipment & Furniture	3 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvement	Shorter of the lease term or expected useful life

(n) Intangible assets, net

Acquired intangible assets other than goodwill consist of trade name, student base and customer relationship, school cooperation agreements and non-compete agreement which are carried at cost, less accumulated amortization and impairment. Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows. The amortization periods by intangible asset classes are as follows:

Trade name	10 - 20 years
Student base and customer relationship	3 - 9 years
School cooperation agreements	5 years
Non-compete agreements	3 years
Software	5 years

(o) Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. An impairment charge is recognized when the estimated undiscounted cash flows expected to result from the use of the asset plus net proceeds expected from the disposition of the asset, if any, are less than the carrying value of the asset net of other liabilities. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require judgment and actual results may differ from assumed and estimated amounts. The Group recognized nil, nil and RMB764 (US$109) impairment loss of property and equipment during the years ended February 28, 2018, 2019 and February 29, 2020. The Group recognized nil, nil and RMB30,804(US$4,406) impairment loss on intangible assets during the years ended February 28, 2018, 2019 and February 29, 2020.

(p) Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of businesses acquired. Several factors give rise to goodwill in our acquisitions, such as the expected benefit from synergies of the combinations and the existing workforce of the acquired businesses.

Goodwill is reviewed at least annually for impairment (February 28 or 29 for the Group). The Group evaluates its goodwill for impairment at the reporting unit level, defined as an operating segment or one level below an operating segment in accordance with ASC Topic 350. During the year ended February 29, 2020, the Group restructures the senior management team in the reporting units and focus strategy on the elementary school programs and middle school programs. As a result, the structure of the Group’s reporting units changed and goodwill generated from acquisitions in fiscal year 2017 and 2019 was allocated to two reporting units: Fantasy reporting unit and Four Seasons Education reporting unit, as of February 29, 2020.

In the evaluation of goodwill for impairment, the Group may perform a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is not, no further analysis is required. If it is, the quantitative impairment test is performed.

Prior to March 1, 2019, the Group performed a two-step test to determine the amount, if any, of goodwill impairment. In Step 1, the Group compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, the Group performs Step 2 and compares the implied fair value of goodwill with the carrying amount of the goodwill. An impairment charge equal to the amount by which the carrying amount of goodwill exceeds the implied fair value of the goodwill is recorded, limited to the amount of goodwill allocated to the reporting unit.

Starting from March 1, 2019, the Group early adopted ASU No. 2017-04, Simplifying the Test for Goodwill Impairment, which simplifies the accounting for goodwill impairment by eliminating Step two from the goodwill impairment test. Under the new guidance, if the fair value of a reporting unit exceeds its carrying amount, goodwill is not impaired and no further testing is required. If the fair value of a reporting unit is less than the carrying value, an impairment charge is recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. When determining the fair value of each reporting unit, the Group uses discounted cash flow model that includes a number of significant unobservable inputs. Key assumptions used to determine the estimated fair value include: (a) internal cash flows forecasts including expected revenue growth, operating margins and estimated capital needs, (b) an estimated terminal value using a terminal year long-term future growth rate determined based on the growth prospects of the reporting units; and (c) a discount rate that reflects the weighted-average cost of capital adjusted for the relevant risk associated with each reporting unit’s operation and the uncertainty inherent in the Group’s internally developed forecast.

Based on the results of annual goodwill impairment tests, the Group recognized nil, RMB557 and RMB114,612(US$16,395) impairment loss on goodwill during the years ended February 28, 2018, 2019 and February 29, 2020.

(q) Revenue recognition

As of March 1, 2018, the Group adopted Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (“Topic 606”) and all subsequent ASUs that modified ASC 606, using the modified retrospective method for all contracts not completed as of March 1, 2018. Results for reporting periods beginning on March 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior periods. Revenue is recognized when control of promised goods or services is transferred to the Group’s customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation. The implementation of the guidance had no impact on the measurement or recognition of revenue of prior periods, however, additional disclosures have been added in accordance with the ASU.

The Group derives substantially all of its revenue from after-school education tutoring services provided to kindergarten, elementary and middle school students through standard, ivy and special programs, in which revenue is recognized proportionately over time as the tutoring sessions are delivered. In response to the COVID-19 pandemic, starting from February 1, 2020, the Group has temporarily transitioned the tutoring services delivery method and offered online courses to students who elected to remain enrolled in the programs. The Group recognizes revenue proportionately over the term of the online tutoring sessions are delivered. RMB19,011 of the online course revenue are recognized for the year ended February 29, 2020. The Group recognizes application fees and material fees charged at a point in time, of which the amounts are insignificant for the year ended February 29, 2020 and are included in standard and ivy programs below.

Disaggregation of Revenue

The following tables represent disaggregation of Group's revenue from contracts with customers by main education programs for the years ended February 28, 2018, 2019 and February 29, 2020. The Group’s revenue is reported net of value added taxes and surcharges.

	For the year ended
	February 28	February 28	February 29
	2018	2019	2020
	RMB	RMB	RMB	USD
Standard programs	201,876	255,147	269,792	38,594
Ivy programs	70,458	75,142	105,875	15,145
Special programs and others	29,663	6,785	15,016	2,148
Less: sales tax	1,464	1,431	1,634	234
Total	300,533	335,643	389,049	55,653

Standard programs The Group offer expertly designed courses for students of different aptitude levels for each elementary school grade level as well as kindergarten and middle school. Standard program courses are typically offered in regular-sized or small-sized classes on a weekly basis, with class time of two to three hours.

Ivy programs Ivy programs offer customized, small-sized classes for specific student needs such as individualized and in-depth topic review and training for math-oriented conceptual thinking. Students and parents can tailor course parameters such as difficulty of content, pace and class size.

Special programs Special programs mainly include courses delivered to K-12 schools, short-term, intensive workshops, as well as consulting service and test preparation service related to overseas studying.

Others Other revenue comprises mainly of the provision of training and staff outsourcing services.

Each contract of the abovementioned programs represents a series of distinct services, which is delivery of various courses. The services have substantially the same pattern of transfer to the students, as such, they are considered as a single performance obligation. The transaction price is stated in the contract and known at the time of contract inception. The tuition fees are generally collected in advance and are initially recorded as deferred revenue. There are no variable considerations in the contracts with customers, except that the Group offers certain refunds for the standard and ivy programs. These refunds are offered for any unattended classes to students who decide to withdraw from a course, and for tuition fees received in advance for offline courses that were cancelled to COVID-19 and are subject to refund at the option of the customer. The Group estimates the refund liability based on historical refund rates on a portfolio basis using the expected value method.  Reclassification was made from deferred revenue to refund liabilities, which is recorded under accrued expenses and other current liabilities on the consolidated balance sheets, for tuitions collected that are expected to be refunded to the customers in the future. The Group estimated the refund liability of RMB2,718 and RMB23,179(US$3,316) as of February 28, 2019 and February 29, 2020.

In some promotion activities, the Group grants cash coupon to students who make qualified course purchases. Those students can redeem the cash coupon in the next purchase as part of payment prior to the incentive’s expiration. The Group determined the cash coupon granted to existing students are material rights. As a result, a portion of sales price received on students making qualified purchases is allocated to the sales incentives granted based on the relative standalone selling prices. The selling price of cash coupon is estimated based on the discount amount and the probability of redemption. Revenue allocated to sales incentives is recorded as deferred revenue until redemption or expiration. Once the coupon is redeemed, revenue will be recognized based on the revenue recognition policy discussed above. Students may not always redeem cash coupon before the expiration of the sales incentive. Therefore, the Group expects to be entitled to a breakage amount in deferred revenue related to the incentives. The Group estimates the breakage based on historical students’ usage and recognizes the estimated breakage as revenue in proportion to the pattern of incentives exercised by students. The assessment of estimating breakage is updated on a quarterly basis. Changes in estimated breakage is accounted for by adjusting deferred revenue to reflect the remaining incentive rights expected to be exercised. Historically, the estimated breakage has not been significantly changed and the amount related to the sales incentives is not material.

Contract balance

Contract assets primarily relate to the Group’s rights to consideration for the cooperation with other learning centers and K-12 school course delivery performed but not billed at the reporting date. The contract assets are transferred to the receivables when the rights become unconditional. Contract assets were RMB106 and RMB53 (US$8) as of February 28, 2019 and February 29, 2020, respectively. All accounts receivable and contract asset amounts are classified as current.

The Group classifies contract liabilities as deferred revenue. For the year ended February 28, 2019 and February 29, 2020, RMB90,101 and RMB87,870 of revenue are recognized from the beginning balance of contract liabilities as of March 1, 2018 and 2019. The contract liabilities were RMB87,870 and RMB71,946(US$10,292) as of February 28, 2019 and February 29, 2020. The difference between the opening and closing balances of the Group's contract liabilities primarily results from the timing difference between the Group's satisfaction of performance obligation and the customer's payment.

Practical expedients and exemptions

The Group has applied the new revenue standard requirements to a portfolio of contracts (or performance obligations) with similar characteristics for transactions where it is expected that the effects on the financial statements of applying the revenue recognition guidance to the portfolio would not differ materially from applying this guidance to the individual contracts (or performance obligations) within that portfolio. Therefore, the Group elects the portfolio approach in applying the new revenue guidance.

The Group has elected to record the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less.

The Group has elected to apply the invoice practical expedient to recognize revenue in the amount to which the Group has a right to invoice, given the Group has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the Group's services completed to date.

(r) Cost of revenue

Cost of revenue consists of the following:

•	Staff costs, which primarily consist of teaching salaries and other benefits for the teachers,
•

Education expenses, which primarily consist of expenses related to educational activities, including teaching material expenses, student activity expenses and platform and service charges for online course,

•	Rental, utilities and maintenance costs for the learning centers, and
•	Amortization of leasehold improvement of learning centers.

(s) Sales and marketing expenses

Sales and marketing expenses primarily consist of marketing and promotional expenses, salaries and benefits expenses related to the Group’s sales and marketing personnel and other expenses related to the Group’s sales and marketing team. Advertising expenses primarily consist of cost of funding payments for the promotion of corporate image and product marketing (see disclosure on funding commitment in Note 15). The Group expenses all advertising costs as incurred and classifies these costs under sales and marketing expenses. For the years ended February 28, 2018, 2019 and February 29, 2020, the advertising expenses were RMB27,033, RMB26,317 and RMB25,943(US$3,711), respectively.

(t) Leases

The Group has lease contracts mainly for offices and learning centers in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate. As its leases do not provide an implicit borrowing rate, the Group uses an incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at the commencement date. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group’s leases have lease terms of up to fifteen years, which includes lessee options to extend the lease, only to the extent it is reasonably certain that the Group will exercise such extension options. The Group begins recognizing lease expense when the lessor makes the underlying asset available to the Group. Lease expense for fixed lease payments is recognized on a straight-line basis over the lease term. Additionally, the Group elected not to recognize leases with lease terms of 12 months or less at the commencement date. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. Noncash lease expenses are used as the noncash add-back for the amortization of the right-of-use assets to the operating section of the consolidated statements of cash flows. The Group’s lease agreements do not contain any significant residual value guarantees or restricted covenants.

The Group evaluates the carrying value of right-of-use assets, including the operating lease obligation of the asset group if there are indicators of impairment and reviews the recoverability of the related asset group. If the carrying value of the asset group determined to not be recoverable and is in excess of the estimated fair value, the Group records an impairment loss in the consolidated statement of operations. Based on the impairment assessments of the right-of use assets, the Group recognized impairments of RMB800(US$114) related to the write-down of value of certain operating lease right-of-use assets as of February 29, 2020.

(u) Government subsidies

The Group recognizes government subsidies as subsidy income when they are received because they are not subject to any past or future conditions, performance conditions or conditions of use, and they are not subject to future refunds. Government subsidies received and recognized as subsidy income totaled RMB2,432, RMB4,150 and RMB9,572(US$1,369) for the years ended February 28, 2018, 2019 and February 29, 2020, respectively.

(v) Income taxes

Current income taxes are provided for in accordance with the laws and regulations applicable to the Group as enacted by the relevant taxing authorities. Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as non-current.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

(w) Employee benefits

Obligations for contributions to defined contribution pension plans are recognized as an employee benefit expense in profit or loss in the period during which services are rendered by employees. Pursuant to the relevant labor rules and regulations in the PRC, the Group participates in defined contribution retirement schemes (the “Schemes”) organized by the relevant local government authorities for its eligible employees whereby the Group is required to make contributions to the Schemes at certain percentages of the deemed salary rate announced annually by the local government authorities.

The Group has no other material obligation for payment of pension benefits associated with those schemes beyond the annual contributions described above.

(x) Share-based compensation

Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense adjusted for forfeiture effect on a straight-line basis, over the requisite service period, with a corresponding impact reflected in additional paid-in capital.

The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group accounts for forfeitures of the share-based awards when they occur. Previously recognized compensation cost for the awards is reversed in the period that the award is forfeited. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

(y) Non-controlling interests

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income (loss) are attributed to controlling and non-controlling interests.

(z) Comprehensive income (loss)

Comprehensive income (loss) includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income (loss) included net income (loss) and foreign currency translation adjustments.

(aa) Earnings (loss) per share

Basic earnings (loss) per share are computed by dividing net income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

The Group's convertible redeemable preferred shares are participating securities as the preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method whereby net income is allocated on a pro rata basis to the ordinary shares and preferred shares to the extent that each class may share in income for the period, whereas the net loss for the period is allocated to ordinary shares only because the preferred shares do not have contractual obligations to share in loss of the Group.

Diluted earnings (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in income periods should their effects be anti-dilutive. The Group had convertible redeemable preferred shares and share options, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted earnings (loss) per share, the effect of the convertible redeemable preferred shares is computed using the two-class method or the as-if converted method, whichever is more dilutive; the effect of the share options is computed using the treasury stock method.

Upon the consummation of the Group's IPO on November 8, 2017, the convertible redeemable preferred shares were automatically converted into ordinary shares. The two-class method of computing earnings per share ceased to apply on such conversion date.

(ab) Treasury shares

Treasury shares represents ordinary shares repurchased by the Group that are no longer outstanding and are held by the Group. Treasury shares is accounted for under the cost method. Under this method, repurchase of ordinary shares was recorded as treasury shares at historical purchase price. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

(ac) Recent accounting pronouncements adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public companies, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, ASU 2016-02 was updated with ASU No. 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 (the “optional transition method”) and (2) lessors may elect not to separate lease and nonlease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements.

The Group adopted Topic 842 on March 1, 2019 using the modified retrospective transition approach allowed under ASU 2018-11, without adjusting the comparative periods presented. The Group elected the practical expedients under ASU 2016-02 which includes the use of hindsight in determining the lease term and the practical expedient package to not reassess whether any expired or existing contracts are or contain leases, to not reassess the classification of any expired or existing leases, and to not reassess initial direct costs for any existing leases. See Note 2(t) for the updated accounting policy related to lease. Upon adoption of Topic 842, the Group recognized both a right-of-use assets and corresponding lease liabilities of RMB239,202(US$34,218) and RMB241,222(US$34,507), respectively, on the consolidated balance sheet. The difference between the right-of-use assets and lease liabilities was due to prepaid and accrued rent. The adoption did not have a material impact on the Group’s consolidated statements of operations or consolidated statements of cash flows upon adoption as described in Note 14. The adoption of Topic 842 also did not result in a cumulative-effect adjustment to retained earnings.

In January 2017, the FASB issued ASU 2017-04, “Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment,” which simplifies the test for goodwill impairment by eliminating Step 2 of goodwill impairment analysis, while retaining the option to perform an initial qualitative assessment for a reporting unit to determine if a quantitative impairment test is required. The Group adopted this ASU on March 1, 2019. See Note 2(p) for the updated accounting policy related to goodwill impairment.

(ad) Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace today’s incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Group does not expect a material impact on its consolidated financial statements upon adoption.

In August 2018, the FASB issued ASU 2018-13, "Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value". ASU 2018-13 removes and modifies existing disclosure requirements on fair value measurement, namely regarding transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. Additionally, ASU 2018-13 adds further disclosure requirements for Level 3 fair value measurements, specifically changes in unrealized gains and losses and other quantitative information. ASU 2018-13 is effective for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted. The Group does not expect the adoption of this ASU will have a significant impact on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU is intended to simplify various aspects related to accounting for income taxes by eliminating certain exceptions to the guidance in ASC740 related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition for deferred tax liabilities for outside basis differences. ASU 2019-12 is effective for annual periods beginning after December 15, 2020 and interim periods within those annual periods, with early adoption permitted. The Group is currently evaluating the impact of the new standard on its consolidated financial statements and related disclosures.